INVENTORIES, NET	12 Months Ended
Dec. 31, 2023
INVENTORIES, NET
INVENTORIES, NET

7.INVENTORIES, NET

The classification of inventory balance as of December 31, 2023 and 2022 is as follows:

	At lower of cost and net realizable value
	As of December 31,
	2022	2023	2023
		(Restated)	(Restated)
	VND million	VND million	USD
Raw materials	12,096,176	14,557,976	609,988,100
Finished goods, including service parts	3,733,281	9,253,820	387,740,719
Good in transit	2,479,342	1,862,582	78,043,325
Work in progress	2,976,984	3,420,292	143,312,327
Merchandises	124,375	25,343	1,061,887
Tools and spare parts	197,119	222,048	9,303,948
TOTAL	21,607,277	29,342,061	1,229,450,306

As of December 31, 2023, inventories with the carrying value of VND936.3 billion (USD39.2 million) (2022: VND500 billion) are used as collateral for borrowings of the Group as presented in Note 11.

Finished goods include vehicles, e-scooters and service parts.

Battery leases accounted for as operating leases (Note 2(q)) are transferred to Property, Plant and Equipment once the lease commences (concurrently with the sales of vehicles).

Out of the total amount recognized for inventories on December 31, 2023, inventories measured at cost amounted to VND37,264.5 billion (USD1,561.4 million), as restated (2022: VND27,854.2 billion, 2021:VND9,208,796 million). Inventory write-downs recognized in cost of sales for the year ended 2023 were VND5,498.9 billion (USD230.4 million), as restated (2022: VND5,143.9 billion, 2021: VND2,385,334 million).